Supplemental disclosure with respect to cash flows (Tables)	12 Months Ended
Dec. 31, 2022
Supplemental Disclosure With Respect To Cashflows Abstract
Schedule of incurred non-cash financing and investing activities
	December 31,	December 31,
	2022	2021
	$	$
Non-cash financing activities:
Deferred financing costs remaining in accounts payable and accrued liabilities	1,513,220	-
	1,513,220	-

Non-cash investing activities:
Marketable securities received on disposition of mineral properties	3,051,564	-
Mineral property costs included in accounts payable and accrued liabilities	27,040	-
Property, plant, and equipment additions included in accounts payable and accrued liabilities	20,090	-
Fair value of common shares issued for Azarga asset acquisition	-	121,796,381
Fair value of replacement options issued for Azarga asset acquisition	-	5,496,037
Fair value of replacement warrants issued for Azarga asset acquisition	-	3,259,306
	3,098,694	130,551,724